UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Mar. 31, 2012 CNY
Accounts receivable, allowance for doubtful accounts		15,285	13,916
Non-current accounts receivable, allowance for doubtful accounts		42,802	38,628
Ordinary shares, par value	$ 0.0001
Ordinary shares, shares authorized	250,000,000	250,000,000	250,000,000
Ordinary shares, shares issued	73,140,147	73,140,147	73,140,147
Ordinary shares, shares outstanding	73,140,147	73,140,147	73,140,147